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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Stelliam Investment Management, LP
                  31 West 52nd Street, 16th Floor
                  New York, NY 10019

Form 13F File Number:      028-12932
                           ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Gregg L. Kudisch
Title:            Chief Financial Officer
Phone:            (212) 490-6702

Signature, Place, and Date of Signing:

/s/ Gregg L. Kudisch             New York, NY           November 14, 2008
------------------------     --------------------     ----------------------
      [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                            0
                                                             ------------------

Form 13F Information Table Entry Total:                                      44
                                                             ------------------

Form 13F Information Table Value Total:                                $156,464
                                                             ------------------
                                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.                        NAME
         ---------                  ------------------------

         NONE.


                                                 Stelliam Investment Management, LP
                                                     Form 13F Information Table
                                                  Quarter ended September 30, 2008

                                                                                       Investment Discretion       Voting Authority
                                                      Fair Market
                                                         Value     Shares or
                          Title of          Cusip         (in      Principal SH/  Put/      Shared  Shared Other
Issuer                      Class           Number    thousands)    Amount   PRN  Call Sole Defined Other  Managers Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
012 SMILE COMMUNICATIONS
LTD                         ORD SHS        M98939107      $1,502    200,000  SH         X                          200,000
------------------------------------------------------------------------------------------------------------------------------------
ACE LTD                     SHS            H0023R105      $1,759     32,500  SH         X                           32,500
------------------------------------------------------------------------------------------------------------------------------------
                            NOTE 3.500%
AFFYMETRIX INC              1/15/38        00826TAG3      $4,230  6,000,000 PRN         X                        6,000,000
------------------------------------------------------------------------------------------------------------------------------------
APACHE CORP                 COM            037411105      $1,043     10,000  SH         X                           10,000
------------------------------------------------------------------------------------------------------------------------------------
APPLIED MATLS INC           COM            038222105      $3,783    250,000  SH         X                          250,000
------------------------------------------------------------------------------------------------------------------------------------
AT&T INC                    COM            00206R102      $9,074    325,000  SH         X                          325,000
------------------------------------------------------------------------------------------------------------------------------------
AT&T INC                    COM            00206R102      $2,792    100,000  SH   CALL  X                          100,000
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC               COM            17275R102      $4,794    212,500  SH         X                          212,500
------------------------------------------------------------------------------------------------------------------------------------
CONTINENTAL AIRLS INC       CL B           210795308      $1,001     60,000  SH         X                           60,000
------------------------------------------------------------------------------------------------------------------------------------
DELTA AIR LINES INC DEL     COM NEW        247361702      $2,980    400,000  SH         X                          400,000
------------------------------------------------------------------------------------------------------------------------------------
DEVON ENERGY CORP NEW       COM            25179M103      $2,736     30,000  SH         X                           30,000
------------------------------------------------------------------------------------------------------------------------------------
ENTERGY CORP NEW            COM            29364G103      $3,115     35,000  SH         X                           35,000
------------------------------------------------------------------------------------------------------------------------------------
                            NOTE 11.250%
EXPRESSJET HOLDINGS INC     8/01/23        30218UAB4        $347    578,000 PRN         X                          578,000
------------------------------------------------------------------------------------------------------------------------------------
EXPRESSJET HOLDINGS INC     CL A           30218U108      $1,663  8,750,000  SH         X                        8,750,000
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROUP INC     COM            38141G104      $1,280     10,000  SH         X                           10,000
------------------------------------------------------------------------------------------------------------------------------------
HORMEL FOODS CORP           COM            440452100      $3,628    100,000  SH         X                          100,000
------------------------------------------------------------------------------------------------------------------------------------
INVESCO LTD                 COM            G491BT108        $944     45,000  SH         X                           45,000
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN & CHASE & CO       COM            46625H100      $4,203     90,000  SH         X                           90,000
------------------------------------------------------------------------------------------------------------------------------------


                                                                                       Investment Discretion       Voting Authority
                                                      Fair Market
                                                         Value     Shares or
                          Title of          Cusip         (in      Principal SH/  Put/      Shared  Shared Other
Issuer                      Class           Number    thousands)    Amount   PRN  Call Sole Defined Other  Managers Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
MACYS INC                   COM            55616P104      $3,371    187,500  SH         X                          187,500
------------------------------------------------------------------------------------------------------------------------------------
MEDAREX INC                 COM            583916101      $4,529    700,000  SH         X                          700,000
------------------------------------------------------------------------------------------------------------------------------------
MEDAREX INC                 COM            583916101        $324     50,000  SH   CALL  X                           50,000
------------------------------------------------------------------------------------------------------------------------------------
                            NOTE 2.250%
MEDAREX INC                 5/15/11        583916AG6      $7,600  9,000,000 PRN         X                        9,000,000
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP              COM            594918104      $8,674    325,000  SH         X                          325,000
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP              COM            594918104      $8,674    325,000  SH   PUT   X                          325,000
------------------------------------------------------------------------------------------------------------------------------------
NORTHWEST AIRLS CORP        COM            667280408        $677     75,000  SH         X                           75,000
------------------------------------------------------------------------------------------------------------------------------------
NOVARTIS A G                SPONSORED ADR  66987V109      $2,114     40,000  SH         X                           40,000
------------------------------------------------------------------------------------------------------------------------------------
PEOPLES UNITED FINANCIAL
INC                         COM            712704105      $2,888    150,000  SH         X                          150,000
------------------------------------------------------------------------------------------------------------------------------------
PETROLEO BRASILEIRO SA      SP ADR
PETRO                       NON VTG        71654V101      $3,368     90,000  SH         X                           90,000
------------------------------------------------------------------------------------------------------------------------------------
SPDR TR                     UNIT SER 1     78462F103     $11,599    100,000  SH   PUT   X                          100,000
------------------------------------------------------------------------------------------------------------------------------------
SANDISK CORP                COM            80004C101      $2,444    125,000  SH         X                          125,000
------------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP        COM            806605101      $3,232    175,000  SH         X                          175,000
------------------------------------------------------------------------------------------------------------------------------------
SOUTHWEST AIRLS CO          COM            844741108      $3,628    250,000  SH         X                          250,000
------------------------------------------------------------------------------------------------------------------------------------
SUNOCO INC                  COM            86764P109      $3,914    110,000  SH         X                          110,000
------------------------------------------------------------------------------------------------------------------------------------
SUNOCO INC                  COM            86764P109      $6,227    175,000  SH   CALL  X                          175,000
------------------------------------------------------------------------------------------------------------------------------------
SYSCO CORP                  COM            871829107      $8,941    290,000  SH   PUT   X                          290,000
------------------------------------------------------------------------------------------------------------------------------------
TOLL BROTHERS INC           COM            889478103      $2,523    100,000  SH         X                          100,000
------------------------------------------------------------------------------------------------------------------------------------
UAL CORP                    COM NEW        902549807        $879    100,000  SH         X                          100,000
------------------------------------------------------------------------------------------------------------------------------------
                            NOTE 4.500%
UAL CORP                    6/30/21        902549AH7        $904  2,000,000 PRN         X                        2,000,000
------------------------------------------------------------------------------------------------------------------------------------
                            DBCV 5.000%
UAL CORP                    2/01/21        902549AE4      $4,038  9,130,000 PRN         X                        9,130,000
------------------------------------------------------------------------------------------------------------------------------------


                                                                                       Investment Discretion       Voting Authority
                                                      Fair Market
                                                         Value     Shares or
                          Title of          Cusip         (in      Principal SH/  Put/      Shared  Shared Other
Issuer                      Class           Number    thousands)    Amount   PRN  Call Sole Defined Other  Managers Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
VALEANT PHARMACEUTICALS     NOTE 4.000%
INTL                        11/15/13       91911XAD6      $4,047  4,300,000 PRN         X                        4,300,000
------------------------------------------------------------------------------------------------------------------------------------
VALERO ENERGY CORP NEW      COM            91913Y100      $2,424     80,000  SH         X                           80,000
------------------------------------------------------------------------------------------------------------------------------------
WESTERN REFNG INC           COM            959319104      $3,877    383,500  SH         X                          383,500
------------------------------------------------------------------------------------------------------------------------------------
XTO ENERGY INC              COM            98385X106      $2,791     60,000  SH         X                           60,000
------------------------------------------------------------------------------------------------------------------------------------
YAHOO INC                   COM            984332106      $1,903    110,000  SH         X                          110,000
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                                 $156,464
(in thousands)
